Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 36,709,931	$ 53,305	$ 330,000
Total Revenues	36,709,931	53,305	330,000
Cost of Revenues
Cost of revenues	(30,112,363)	(38,534)	(43,056)
Gross profit	6,597,568	14,771	286,944
Operating expenses
Selling, general & administrative expenses	1,607,393	964,470	1,369,701
Research and development expenses	36,317	63,450	127,117
Total operating expenses	1,643,710	1,027,920	1,496,818
Income/(Loss) from operations	4,953,858	(1,013,149)	(1,209,874)
Other income/(expenses)
Other income	47,167	1,687	118,709
Other expenses	(43,171)	(9,343)	(363,815)
Gain on equity method investment			33,684
Total other income/(expense)	3,996	(7,656)	(211,422)
Income/(Loss) from continuing operations before provision of income taxes	4,957,854	(1,020,805)	(1,421,296)
Provision for income taxes expenses	(1,406,159)	(76,343)	(64,615)
Net income/(loss) from continuing operations	3,551,695	(1,097,148)	(1,485,911)
Discontinued operations
Loss from discontinued operations, net of income tax		(322,490)	(76,944)
Gain from disposal		347,990
Income/(loss) from discontinued operations, net of income tax		25,500	(76,944)
Net income/(loss)	3,551,695	(1,071,648)	(1,562,855)
Comprehensive income/(loss)
Net income/(loss)	3,551,695	(1,071,648)	(1,562,855)
Foreign currency translation adjustment	169,472	(154,768)	95,060
Total comprehensive income/(loss)	$ 3,721,167	$ (1,226,416)	$ (1,467,795)
Income/(Loss) earnings per common share
Continuing operations - Basic (in Dollars per share)	$ 0.17	$ (0.05)	$ (0.07)
Continuing operations - Diluted (in Dollars per share)	0.17	(0.05)	(0.07)
Discontinued operations - Basic (in Dollars per share)		0	0
Discontinued operations - Diluted (in Dollars per share)		0	0
Net income/(loss) per common share - basic (in Dollars per share)	0.17	(0.05)	(0.07)
Net income/(loss) per common share - diluted (in Dollars per share)	$ 0.17	$ (0.05)	$ (0.07)
Weighted average Class A ordinary shares outstanding, basic (in Shares)	21,491,291	21,787,892	21,298,540
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	21,511,469	21,787,892	21,298,540